Bridgeway Funds, Inc.
Aggressive Investors 1 Fund (BRAGX)
Ultra-Small Company Fund (BRUSX)
Ultra-Small Company Market Fund (BRSIX)
Small‑Cap Value Fund (BRSVX)
Managed Volatility Fund (BRBPX)
Supplement dated March 17, 2023 to the
Prospectus dated October 31, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
Effective immediately, the addresses with respect to BNY Mellon Investment Servicing (US) Inc. are replaced as follows:

Old Address	New Address
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534435 Pittsburgh, PA 15253-4435
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. Attention: 534435 500 Ross Street, 154‑0520 Pittsburgh, PA 15262
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Bridgeway Funds, Inc.
Omni Small‑Cap Value Fund (BOSVX)
Omni Tax‑Managed Small‑Cap Value Fund (BOTSX)
Supplement dated March 17, 2023 to the
Prospectus dated October 31, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
At a special meeting of the shareholders of the Omni Tax‑Managed Small‑Cap Value Fund, a series of Bridgeway Funds, Inc. (“Bridgeway Funds”), held on March 3, 2023, the shareholders approved an Agreement and Plan of Reorganization between Bridgeway Funds, on behalf of the Omni Tax‑Managed Small‑Cap Value Fund, and EA Series Trust, on behalf of its series the EA Bridgeway Omni Small‑Cap Value ETF (BSVO), which provides for: (i) the acquisition of the assets and assumption of the liabilities of the Omni Tax‑Managed Small‑Cap Value Fund by the EA Bridgeway Omni Small‑Cap Value ETF in exchange solely for shares of the EA Bridgeway Omni Small‑Cap Value ETF, (ii) the pro rata distribution of such shares to the shareholders of the Omni Tax‑Managed Small‑Cap Value Fund, and (iii) the complete liquidation and dissolution of the Omni Tax‑Managed Small‑Cap Value Fund (the “Reorganization”). The Reorganization closed on March 10, 2023. Accordingly, all references to the Omni Tax‑Managed Small‑Cap Value Fund are hereby deleted from Bridgeway Funds’ Prospectus and SAI.
In addition, effective immediately, the Prospectus is amended as follows:

1.	The addresses with respect to BNY Mellon Investment Servicing (US) Inc. are replaced as follows:

Old Address	New Address
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534435 Pittsburgh, PA 15253-4435
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. Attention: 534435 500 Ross Street, 154‑0520 Pittsburgh, PA 15262

2.	The following replaces the section “Purchase and Sale of Fund Shares:” on page 7:

Purchasing and Sale of Fund Shares

To open and maintain an account*	$2,000
Additional purchases*	$50 by systematic purchase plan $100 by check, exchange, wire, or electronic bank transfer (other than systematic purchase plan)
* Some retirement plans and health savings accounts may have lower minimum initial investments.
In general, you can buy or sell (redeem) shares of the Fund by mail, wire, or telephone on any business day.

3.	The following replaces the section “Purchasing Shares” beginning on page 25:
Purchasing Shares
You may purchase shares by mail, wire, or telephone on each day that the NYSE is scheduled to be open for business through selected fund marketplaces. Purchase orders will not be processed unless the account application and purchase payment are received by the Funds or its agent in good order before the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. Purchase orders received after the close of the regular session of trading on the NYSE are processed at the NAV determined on the following business day. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information. Typically, the minimum initial investment in any Fund is $2,000, the subsequent investment minimum is $100 and the systematic purchase plan minimum is $50. However, some retirement plans, health savings accounts, and other programs may have lower minimum initial investments, as approved by the Adviser.

4.	The following replaces the first and second paragraphs under “From Fund Marketplaces” on page 26:
Shareholders may purchase and redeem Fund shares through selected mutual fund marketplaces. Check with your marketplace for availability. Many Fund investors prefer investing with marketplaces for the range of investment alternatives and statement consolidation. Account minimums and other terms and conditions may apply. Check with each marketplace for a more complete list of fees that you may incur.
From Financial Service Organizations. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements are in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this prospectus (for example, some or all of the services and privileges described may not be available to you).
Furthermore, effective April 1, 2023, the Prospectus is amended as follows:

1.	The following replaces the Annual Fund Operating Expenses table on page 2:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b‑1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver and/or Expense Reimbursement[1]	(0.14%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	0.47%
1 Bridgeway Capital Management, LLC (the “Adviser”), the investment adviser to the Fund pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.

2.	The following replaces the Example table on page 3:

1 Year	3 Years	5 Years	10 Years

$48	$179	$322	$738

3.	The following replaces the third and fourth paragraph under “MANAGEMENT OF THE FUNDS” on page 19:
The Adviser, pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.
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Bridgeway Funds, Inc.

Aggressive Investors 1 Fund (BRAGX)

Ultra-Small Company Fund (BRUSX)

Ultra-Small Company Market Fund (BRSIX)

Small-Cap Value Fund (BRSVX)

Managed Volatility Fund (BRBPX)

Supplement dated March 17, 2023 to the

Statement of Additional Information (“SAI”) dated October 31, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the addresses with respect to BNY Mellon Investment Servicing (US) Inc. are replaced as follows:

Old Address	New Address
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534435 Pittsburgh, PA 15253-4435
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. Attention: 534435 500 Ross Street, 154-0520 Pittsburgh, PA 15262

In addition, effective April 1, 2023:

1.	The following replaces the tables under “Management of Bridgeway Funds – Directors and Officers” beginning on page 14:

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Karen S. Gerstner Age 67	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Six	None

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Miles Douglas Harper, III* Age 60	Director	Term: 1 Year Length: 1994 to Present.	Retired; formerly Partner, Carr, Riggs & Ingram, LLC, 2013 to June 2022.	Six	Calvert Funds (42 Portfolios)

Evan Harrel Age 61	Director	Term: 1 Year Length: 2006 to Present.	Chief Operating Officer, Center for Compassionate Leadership since January 2020. Independent consultant, 2016 to January 2020; Strategic Advisor, Small Steps Nurturing Center, 2012 to 2016.	Six	None

* Independent Chairman

“Interested” Director

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [2] Age 67	Vice President and Director	Term: 1 Year Length: 1993 to Present.	Chairman, Bridgeway Capital Management, 1993 to 2023; President and Chief Executive Officer, Bridgeway Capital Management, since 2023; Vice President, Bridgeway Funds, 2005 to May 2015 and since June 2016.	Six	None

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Officers

Richard P. Cancelmo Jr. Age 64	Vice President	Term: 1 Year Length: 2004 to Present.	Vice President, Bridgeway Funds, since 2004; Staff member, Bridgeway Capital Management, since 2000.		None

Linda Giuffre Age 61	President	Term: 1 Year Length: 2023 to Present	Chief Compliance Officer, Bridgeway Capital Management, since 2004; Chief Operating Officer, Bridgeway Capital Management, since 2020.		None

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director

Deborah L. Hanna Age 57	Secretary, Treasurer, and Chief Compliance Officer	Term: 1 Year Length: Secretary, 2007 to Present; Treasurer and Chief Compliance Officer, 2020 to Present.	Self-employed, accounting and related projects for various organizations, since 2001.		None

Ann Srubar Age 55	Vice-President	Term: 1 Year Length: 2023 to Present.	Staff member, Bridgeway Capital Management, since 2018.		None

[1]	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.
[2]	John Montgomery is a director and majority shareholder, and control person of Bridgeway Investments, Inc., which is the immediate parent company of the Adviser.

2.	The following replaces the fifth paragraph under “Management of Bridgeway Funds – Experience of Directors” on page 18:

Mr. Montgomery has been a Director since Bridgeway Funds’ inception in 1993. He is the President and Chief Executive Officer of the Adviser, which he founded in 1993. Mr. Montgomery is a Co-Chief Investment Officer and Portfolio Manager for all of the Funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Bridgeway Funds, Inc.

Omni Small-Cap Value Fund (BOSVX)

Omni Tax-Managed Small-Cap Value Fund (BOTSX)

Supplement dated March 17, 2023 to the

Statement of Additional Information (“SAI”) dated October 31, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

At a special meeting of the shareholders of the Omni Tax-Managed Small-Cap Value Fund, a series of Bridgeway Funds, Inc. (“Bridgeway Funds”), held on March 3, 2023, the shareholders approved an Agreement and Plan of Reorganization between Bridgeway Funds, on behalf of the Omni Tax-Managed Small-Cap Value Fund, and EA Series Trust, on behalf of its series the EA Bridgeway Omni Small-Cap Value ETF (BSVO), which provides for: (i) the acquisition of the assets and assumption of the liabilities of the Omni Tax-Managed Small-Cap Value Fund by the EA Bridgeway Omni Small-Cap Value ETF in exchange solely for shares of the EA Bridgeway Omni Small-Cap Value ETF, (ii) the pro rata distribution of such shares to the shareholders of the Omni Tax-Managed Small-Cap Value Fund, and (iii) the complete liquidation and dissolution of the Omni Tax-Managed Small-Cap Value Fund (the “Reorganization”). The Reorganization closed on March 10, 2023. Accordingly, all references to the Omni Tax-Managed Small-Cap Value Fund are hereby deleted from Bridgeway Funds’ Prospectus and SAI.

In addition, effective immediately, the SAI is amended as follows:

1.	The addresses with respect to BNY Mellon Investment Servicing (US) Inc. are replaced as follows:

Old Address	New Address
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9860 Providence, RI 02940-8060	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 534435 Pittsburgh, PA 15253-4435
Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581-1722	Bridgeway Funds, Inc. c/o BNY Mellon Investment Servicing (US) Inc. Attention: 534435 500 Ross Street, 154-0520 Pittsburgh, PA 15262

Furthermore, effective April 1, 2023, the SAI is amended as follows:

1.	The following replaces the tables under “Management of Bridgeway Funds – Directors and Officers” beginning on page 11:

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Karen S. Gerstner Age 67	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Six	None

Miles Douglas Harper, III* Age 60	Director	Term: 1 Year Length: 1994 to Present.	Retired; formerly Partner, Carr, Riggs & Ingram, LLC, 2013 to June 2022.	Six	Calvert Funds (42 Portfolios)

Evan Harrel Age 61	Director	Term: 1 Year Length: 2006 to Present.	Chief Operating Officer, Center for Compassionate Leadership since January 2020. Independent consultant, 2016 to January 2020; Strategic Advisor, Small Steps Nurturing Center, 2012 to 2016.	Six	None

* Independent Chairman

“Interested” Director

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [2] Age 67	Vice President and Director	Term: 1 Year Length: 1993 to Present.	Chairman, Bridgeway Capital Management, 1993 to 2023; President and Chief Executive officer, Bridgeway
			Capital Management, since 2023; Vice President, Bridgeway Funds, 2005 to May 2015 and since June 2016.	Six	None

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Officers

Richard P. Cancelmo Jr. Age 64	Vice President	Term: 1 Year Length: 2004 to Present.	Vice President, Bridgeway Funds, since 2004; Staff member, Bridgeway Capital Management, since 2000.		None

Name, Address [1] and Age	Positions Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Linda Giuffre Age 61	President	Term: 1 Year Length: 2023 to Present	Chief Compliance Officer, Bridgeway Capital Management, since 2004; Chief Operating Officer, Bridgeway Capital Management, since 2020.		None

Deborah L. Hanna Age 57	Secretary, Treasurer, and Chief Compliance Officer	Term: 1 Year Length: Secretary, 2007 to Present; Treasurer and Chief Compliance Officer, 2020 to Present.	Self-employed, accounting and related projects for various organizations, since 2001.		None

Ann Srubar Age 55	Vice-President	Term: 1 Year Length: 2023 to Present.	Staff member, Bridgeway Capital Management, since 2018.		None

[1]	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.
[2]	John Montgomery is a director and majority shareholder, and control person of Bridgeway Investments, Inc., which is the immediate parent company of the Adviser.

2.	The following replaces the fifth paragraph under “Management of Bridgeway Funds – Experience of Directors” on page 14:

Mr. Montgomery has been a Director since Bridgeway Funds’ inception in 1993. He is the President and Chief Executive Officer of the Adviser, which he founded in 1993. Mr. Montgomery is a Co-Chief Investment Officer and Portfolio Manager for all of the Funds. His experience as a Board member has provided him with knowledge of the operations and business of the Corporation and its Funds. Moreover, his experience as a Portfolio Manager has provided him with extensive experience in investments, portfolio management, investment risks and the operations of an investment adviser.

3.	The following replaces the fifth and sixth paragraphs under “Investment Advisory and Other Services” beginning on page 17:

The Adviser, the investment adviser to the Fund pursuant to an Expense Limitation Agreement with Bridgeway Funds, is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.47% until at least November 1, 2024. Fees and expenses attributable to investments in other funds (i.e., “Acquired Fund Fees and Expenses”) and trading costs (e.g., commission and other trading costs) are not included in the 0.47% expense limitation. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Directors of Bridgeway Funds. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the Expense Limitation Agreement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE